Note 17 - Tangible assets	12 Months Ended
Dec. 31, 2019
Tangible assets Abstract
Tangible Assets Explanatory

17. Tangible assets

The breakdown and movement of the balance and changes of this heading in the accompanying consolidated balance sheets, according to the nature of the related items, is as follows:

Tangible assets: Breakdown by type of assets and changes in the year 2019. (Millions of Euros)
					Right to use asset(*)		Investment properties	Assets leased out under an operating lease	Total
	Notes	Land and buildings	Work in progress	Furniture, fixtures and vehicles	Own use	Investment properties

Cost
Balance at the beginning		5,939	70	6,314	-	-	201	386	12,910
Additions		90	63	335	3,574	101	12	-	4,175
Retirements		(44)	(20)	(302)	(57)	-	(10)	-	(433)
Transfers		(41)	(51)	(8)	(1)	-	13	-	(88)
Exchange difference and other		57	(6)	12	-	-	-	(49)	14
Balance at the end		6,001	56	6,351	3,516	101	216	337	16,578

Accrued depreciation
Balance at the beginning		1,138	-	4,212	-	-	11	76	5,437
Additions	45	126	-	457	381	11	4	-	979
Retirements		(38)	-	(255)	(3)	-	-	-	(296)
Transfers		(16)	-	(13)	(1)	-	-	-	(30)
Exchange difference and other		43	-	(57)	(7)	-	-	(2)	(23)
Balance at the end		1,253	-	4,344	370	11	15	74	6,067

Impairment
Balance at the beginning		217	-	-	-	-	27	-	244
Additions	48	14	-	20	60	-	-	-	94
Retirements		(3)	-	-	-	-	-	-	(3)
Transfers		(16)	-	-	127	14	(4)	-	121
Exchange difference and other		-	-	(20)	4	-	3	-	(13)
Balance at the end		212	-	-	191	14	26	-	443

Balance at the beginning		4,584	70	2,102	-	-	163	310	7,229
Balance at the end		4,536	56	2,007	2,955	76	175	263	10,068

(*) The right to use is included at the date of implementation of IFRS 16 as of January 1, 2019. The right to use asset consists mainly of the rental of commercial real estate premises for central services and the network branches located in the countries where the Group operates whose average term is between 5 and 20 years. The clauses included in rental contracts correspond to a large extent to rental contracts under normal market conditions in the country where the property is rented (see Note 2.3). During 2019, there have been no significant changes in the right to use assets for leases.

Tangible assets. Breakdown by type of assets and changes in the year 2018 (Millions of Euros)
		For own use			Total tangible asset of own use	Investment properties	Assets leased out under an operating lease	Total
	Notes	Land and buildings	Work in progress	Furniture, fixtures and vehicles

Cost
Balance at the beginning		5,490	234	6,628	12,352	228	492	13,072
Additions		445	78	404	927	11	-	938
Retirements		(98)	(17)	(492)	(607)	(149)	(1)	(757)
Transfers		64	(177)	(12)	(125)	(5)	-	(130)
Exchange difference and other		38	(48)	(214)	(224)	116	(105)	(213)
Balance at the end		5,939	70	6,314	12,323	201	386	12,910

Accrued depreciation
Balance at the beginning		1,076	-	4,380	5,456	13	77	5,546
Additions	45	120	-	469	589	5	-	594
Retirements		(36)	-	(403)	(439)	(8)	-	(447)
Disposal of entities in the year		(3)	-	-	(3)	-	-	(3)
Transfers		(31)	-	(22)	(53)	(2)	-	(55)
Exchange difference and other		12	-	(212)	(200)	3	(1)	(198)
Balance at the end		1,138	-	4,212	5,350	11	76	5,437

Impairment
Balance at the beginning		315	-	-	315	20	-	335
Additions	48	30	-	-	30	(25)	-	5
Retirements		-	-	-	-	(27)	-	(27)
Transfers		(77)	-	-	(77)	(3)	-	(80)
Exchange difference and other		(51)	-	-	(51)	62	-	11
Balance at the end		217	-	-	217	27	-	244

Balance at the beginning		4,099	234	2,248	6,581	195	415	7,191
Balance at the end		4,584	70	2,102	6,756	163	310	7,229

Tangible assets. Breakdown by type of assets and changes in the year 2017 (Millions of Euros)
		For own use			Total tangible asset of own use	Investment properties	Assets leased out under an operating lease	Total
	Notes	Land and buildings	Work in progress	Furniture, fixtures and vehicles

Cost
Balance at the beginning		6,176	240	7,059	13,473	1,163	958	15,594
Additions		49	128	397	574	1	201	776
Retirements		(42)	(29)	(264)	(335)	(90)	(93)	(518)
Disposal of entities in the year		-	-	-	-	-	(552)	(552)
Transfers		(273)	(57)	(186)	(516)	(698)	-	(1,214)
Exchange difference and other		(420)	(48)	(378)	(844)	(148)	(22)	(1,014)
Balance at the end		5,490	234	6,628	12,352	228	492	13,072

Accrued depreciation
Balance at the beginning		1,116	-	4,461	5,577	63	216	5,856
Additions	45	127	-	553	680	13	-	693
Retirements		(26)	-	(235)	(261)	(7)	(21)	(289)
Disposal of entities in the year		-	-	-	-	-	(134)	(134)
Transfers		(53)	-	(146)	(199)	(31)	-	(230)
Exchange difference and other		(88)	-	(253)	(341)	(25)	16	(350)
Balance at the end		1,076	-	4,380	5,456	13	77	5,546

Impairment
Balance at the beginning		379	-	-	379	409	10	798
Additions	48	5	-	-	5	37	-	42
Retirements		(2)	-	-	(2)	(10)	-	(12)
Disposal of entities in the year		-	-	-	-	-	(10)	(10)
Transfers		(58)	-	-	(58)	(276)	-	(334)
Exchange difference and other		(9)	-	-	(9)	(140)	-	(149)
Balance at the end		315	-	-	315	20	-	335

Balance at the beginning		4,681	240	2,598	7,519	691	732	8,941
Balance at the end		4,099	234	2,248	6,581	195	415	7,191

As of December 31, 2019, 2018 and 2017, the cost of fully amortized tangible assets that remained in use were €2,658 €2,624 and €2,660 million respectively while its recoverable residual value was not significant.

The following table shows the detail of the net carrying amount of the tangible assets corresponding to Spanish and foreign subsidiaries as of December 31, 2019, 2018 and 2017:

Tangible assets by Spanish and foreign subsidiaries. Net assets values (Millions of euros)
	2019	2018	2017
BBVA and Spanish subsidiaries	4,865	2,705	2,574
Foreign subsidiaries	5,203	4,524	4,617
Total	10,068	7,229	7,191